Subsequent Events	12 Months Ended
Dec. 31, 2017
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Subsequent Events

24. Subsequent Events

a) On January 3, 2018, the Company decided to call and redeem the Telekom Austria undated subordinated Fixed Rate Bond (hybrid bond) amounting to 600 million of Euros, according to the terms and conditions of the bond, at its nominal value plus all interest on February 1, 2018, the first call date. See Note 19.

b) On March 5, 2018 América Móvil received the resolution issued by the Federal Telecommunications Institute (“IFT”) in which it provides the final terms of implementation under which its subsidiaries Telmex and Telnor must legally and functionally separate the provision of regulated wholesale fixed services, through the creation of (i) new wholly-owned subsidiaries with an independent corporate structure, bodies and governance and (ii) a wholesale unit within Telmex and Telnor. The resolution provides for a 2-year implementation period with specific events and dates regarding the separation to be achieved during such 2-year period. We have presented a series of appeals to the separation order issued by the IFT. However, given that under Mexican law IFT’s determinations are not subject to a stay or suspension pending a final resolution to our legal challenges, the separation ordered by the IFT shall be complied with and therefore the separation shall be implemented as ordered under the resolution. The Company is in the process of evaluating the impact of the resolution and can not yet estimate its impact on its consolidated financial statements.